SEGMENT REPORTING	6 Months Ended
Jun. 30, 2013
SEGMENT REPORTING [Abstract]
SEGMENT REPORTING
NOTE 10 - SEGMENT REPORTING

Operating Segments

Accounting Standards Codification ("ASC") Topic 280, Segment Reporting ("ASC 280"), establishes standards for the way public business enterprises report information about operating segments. ASC 280 also establishes standards for related disclosures about products and services, geographic areas and major customers.

In accordance with ASC 280, the Company has identified four reportable segments consisting of Jonway Vehicles, Advanced Technology Vehicles, Consumer Product and Car Outlet.  The Jonway Vehicles segment represents sales of the gas fueled Jonway A380 three and five-door sports utility vehicles and spare parts principally through distributors in China. The Advanced Technology Vehicles segment represents sales and marketing outside of China of the ZAPTRUCK XL, the ZAPVAN Shuttle and the Xebra® Sedan and will transition to selling mostly Jonway's EV A380SUV and EV minivan in 2013. The Consumer Product segment represents rechargeable portable energy products, our Zapino scooter, and our ZAPPY3 personal transporters.  Our Car Outlet segment represents operation of a retail car outlet that sells pre-owned conventional vehicles and advanced technology vehicles.  These segments are strategic business units that offer different services.  They are managed separately because each business requires different resources and strategies.  The Company's chief operating decision making group, which is comprised of the Chief Executive Officer and the senior executives of each of ZAP's strategic segments, regularly evaluate the financial information about these segments in deciding how to allocate resources and in assessing performance.

The performance of each segment is measured based on its profit or loss from operations to ZAP before income taxes. Segment results are summarized as follows (in thousands):

	Jonway	Electric		Advanced
	Conventional	Consumer		Technology
	Vehicles	Products	Car outlet	Vehicles	Total

For the three months ended June 30, 2013 :
Net sales	$11,983	$264	$--	$21	$12,268
Gross profit (loss)	$(995)	$17	$--	$(77)	$(1,055)
Depreciation and amortization	$1,743	$296	$--	$--	$2,039
Net profit (loss)	$(4,283)	$(1,851)	$(174)	$(76)	$(6,384)
Total assets	$95,106	$21,704	$--	$263	$117,073

For the three months ended June 30, 2012
Net sales	$12,381	$272	$42	$10	$12,705
Gross profit (loss)	$899	$45	$33	$53	$1,030
Depreciation and amortization	$742	$547	$2	$7	$1,298
Net loss	$(4,651)	$(2,077)	$(94)	$(22)	$(6,844)
Total assets	$81,906	$44,222	$631	$319	$127,078

For the six months ended June 30, 2013 :
Net sales	$26,218	$387	$-	$28	$26,633
Gross profit (loss)	$(346)	$67	$-	$(26)	$(305)
Depreciation and amortization	$2,690	$1,313	$-	$1	$4,004
Net profit (loss)	$(6,641)	$(3,456)	$(174)	$(28)	$(10,299)
Total assets	$95,106	$21,704	$-	$263	$117,073

For the six months ended June 30, 2012
Net sales	$24,370	$386	$114	$16	$24,886
Gross profit (loss)	$1,622	$73	$40	$(3)	$1,732
Depreciation and amortization	$2,494	$1,093	$4	$14	$3,605
Net loss	$(6,842)	$(4,196)	$(128)	$(190)	$(11,356)
Total assets	$81,906	$44,222	$631	$319	$127,078

Operating segments do not sell products to each other, and accordingly, there is no inter-segment revenue to be reported.

Customer information

Approximately 98% of our revenues for the three and six months ended June 30, 2013 respectively are from sales in China. Jonway Auto distributes its products to an established network of over 50 factory level dealers in China with some contributing more than 10% of our consolidated revenue